Trade And Other Payables - Summary Of Advances Received And Billings In Excess Of Revenue Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Advances Received And Billings In Excess Of Revenue [Abstract]
At 1 January, Advanced received	$ 56	$ 31
Translation adjustment, Advanced received	(5)	(3)
Additional contract balances recognised, Advanced received	41	58
Opening balances recognised as revenue, Advanced received	(55)	(30)
Disposals, Advanced received	0	0
At 31 December, Advanced received	37	56
At 1 January, Billings in excess of revenue	274	283
Translation adjustment, Billings in excess of revenue	(8)	(5)
Additional contract balances recognised, Billings in excess of revenue	264	255
Opening balances recognised as revenue, Billings in excess of revenue	(253)	(258)
Disposals, Billings in excess of revenue	(1)	(1)
At 31 December, Billings in excess of revenue	$ 276	$ 274